Preliminary Purchase Price - Summary of Preliminary Estimated Calculation of Purchase Price (Detail) - William Lyon Homes [Member]	9 Months Ended
Sep. 30, 2019 USD ($) shares
Business Acquisition [Line Items]
Basic shares of common stock outstanding as of September 30, 2019	37,846,420
Dilutive securities outstanding as of September 30, 2019	1,988,751
Total diluted shares of common stock outstanding as of September 30, 2019	39,835,171
William Lyon Homes basic shares of common stock outstanding as of September 30, 2019	37,846,420
William Lyon common stock consideration | $	$ 2,500
Consideration attributable to cash | $	$ 94,616,000
Total William Lyon Homes diluted shares of common stock converted to Taylor Morrison shares of common stock outstanding as of September 30, 2019	32,077,950
Per share price of consideration	23.69%
Consideration attributable to Taylor Morrison common stock | $	$ 759,927,000
Total purchase price | $	$ 854,543,000
Business Combinations Acquiree Basic Shares Of Common Stock Conversion Ratio	0.8000
Business Combinations Acquiree Dilutive Securities Conversion Ratio	0.9055
Business Combinations Acquiree Basic Shares Of Common Stock After Merger	30,277,136
Business Combinations Acquiree Dilutive Securities After Merger	1,800,814
Business combinations acquiree diluted shares of common stock after merger	32,077,950